Risk Report - Credit Risk Exposure - Parenthetical Information Credit Exposure (Detail:Text Values) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Credit Exposure [Abstract]
Credit derivative notional sold and credit derivative notional bought protection, not included in Maximum exposure to credit risk	€ 395,636	€ 356,362
Traded bonds included in "Trading assets"	€ 83,509	€ 80,662
Of which: [Abstract]
Investment-Grade in % (more than)	84.00%	81.00%
Stage 3 and stage 3 POCI loans at amortized cost	€ 11,876	€ 9,566
Stage 3 and stage 3 POCI loans at fair value through OCI	90	22
Stage 3 and stage 3 POCI off-balance sheet exposure	2,588	1,400
Stage 3 and stage 3 POCI debt securities at amortized cost	360	96
Stage 3 and stage 3 POCI debt securities at fair value through OCI	€ 15	€ 1